Note 2 - Investments - Proceeds from Sales and Maturities of Investments in Available-for-sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Proceeds from sales and maturities	$ 81,300,412	$ 37,200,703
Gross realized gains	2,360,747	939,423
Gross realized losses	(734,298)	(203,856)
Other-than-temporary impairment loss	$ (118,267)	$ 0